TAXES ON INCOME (Reconciliation of Beginning and Ending Balances of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022
Income Tax Disclosure [Abstract]
Balance at beginning of year		$ 2,908	[1]	$ 2,842
Decrease in tax positions for prior years, net		212		(129)
Increase in tax positions for current year		277		195
Balance at the end of year	[1]	$ 3,397		$ 2,908

[1]	The amounts for the years ended December 31, 2023 and 2022 include $2,860 and $2,617, respectively, of unrecognized tax benefits which are presented as a reduction from deferred tax assets, see Note 12d.